Other Current Liabilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Current [Line Items]
Accrued professional fees	$ 5,003,932	$ 1,032,931
Accrued expenses	3,850,593	1,643,876
Other payables	2,391,233	1,058,728
Other tax payable	1,675,452	1,468,789
Accrued general marketing activities	1,380,706	765,897
Accrued client service fees	736,165	492,074
Conference fees payable	189,166	169,339
Other liabilities, current	$ 15,227,247	$ 6,631,634